Consolidated Statements of Comprehensive Income - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of comprehensive income [abstract]
Profit for the year	₩ 406,669	₩ 972,182	₩ 1,385,635
Other comprehensive income Items that will not be reclassified to profit or loss:
Remeasurements of the net defined benefit liability	(117,057)	(137,465)	181,429
Shares of remeasurement gain (loss) of associates and joint ventures	(490)	(105)	(332)
Gain (loss) on valuation of equity instruments at fair value through other comprehensive income	(8,600)	121,271	(141,944)
Other comprehensive income, Items that may be subsequently reclassified to profit or loss:
Gain(loss) on valuation of debt instruments at fair value through other comprehensive income	998	534	(16,630)
Valuation gain (loss) on cash flow hedge	272,802	15,329	64,091
Other comprehensive income (loss) from cash flow hedges reclassified to profit (loss)	(285,954)	(37,942)	(95,421)
Share of other comprehensive income (loss) from associates and joint ventures	4,011	21,595	(10,851)
Exchange differences on translation of foreign operations	44,095	24,230	17,464
Total other comprehensive income	(90,195)	7,447	(2,194)
Total comprehensive income for the year	316,474	979,629	1,383,441
Total comprehensive income for the year attributable to:
Owners of the Controlling Company	343,854	996,999	1,234,651
Non-controlling interest	₩ (27,380)	₩ (17,370)	₩ 148,790